Investment Securities (Debt Securities AFS - Estimated Unrealized Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Total securities available-for-sale, Less than 12 months, Fair Value	$ 1,585.7	$ 0.2
Total securities available-for-sale, 12 months or greater, Fair Value
Total securities available-for-sale, Less than 12 months, Gross Unrealized Loss	(12.0)	(0.2)
Total securities available-for-sale, 12 months or greater, Gross Unrealized Loss
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total securities available-for-sale, Less than 12 months, Fair Value	147.0
Total securities available-for-sale, 12 months or greater, Fair Value
Total securities available-for-sale, Less than 12 months, Gross Unrealized Loss	(0.9)
Total securities available-for-sale, 12 months or greater, Gross Unrealized Loss
Non-Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total securities available-for-sale, Less than 12 months, Fair Value	495.5
Total securities available-for-sale, 12 months or greater, Fair Value
Total securities available-for-sale, Less than 12 months, Gross Unrealized Loss	(7.2)
Total securities available-for-sale, 12 months or greater, Gross Unrealized Loss
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Total securities available-for-sale, Less than 12 months, Fair Value	943.0
Total securities available-for-sale, 12 months or greater, Fair Value
Total securities available-for-sale, Less than 12 months, Gross Unrealized Loss	(3.7)
Total securities available-for-sale, 12 months or greater, Gross Unrealized Loss
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total securities available-for-sale, Less than 12 months, Fair Value	1,585.5
Total securities available-for-sale, 12 months or greater, Fair Value
Total securities available-for-sale, Less than 12 months, Gross Unrealized Loss	(11.8)
Total securities available-for-sale, 12 months or greater, Gross Unrealized Loss
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total securities available-for-sale, Less than 12 months, Fair Value	0.2	0.2
Total securities available-for-sale, 12 months or greater, Fair Value
Total securities available-for-sale, Less than 12 months, Gross Unrealized Loss	(0.2)	(0.2)
Total securities available-for-sale, 12 months or greater, Gross Unrealized Loss